Investment in associates and joint ventures - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Share of results	€ 65	€ 123
Accumulated impairment losses	395	395
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Share of results	€ 85	€ 205
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Discount rate (cost of equity)	10.75%
Growth rate used to extrapolate cash flow projections	2.19%
TMBThanachart Bank Public Company Limited | Increase in Cash Flows
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	0.10
Increase (decrease) in value in use	€ 65
TMBThanachart Bank Public Company Limited | Decrease in Cash Flows
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	(0.10)
Increase (decrease) in value in use	€ (66)
TMBThanachart Bank Public Company Limited | Increase in Discount Rate
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	(0.01)
Increase (decrease) in value in use	€ 110
TMBThanachart Bank Public Company Limited | Decrease in Discount Rate
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	0.01
Increase (decrease) in value in use	€ (87)
TMBThanachart Bank Public Company Limited | Increase in Terminal Growth Rate
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	0.01
Increase (decrease) in value in use	€ 75
TMBThanachart Bank Public Company Limited | Decrease in Terminal Growth Rate
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	(0.01)
Increase (decrease) in value in use	€ (59)
TMBThanachart Bank Public Company Limited | TMB Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership interest	23.00%	23.00%